UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Keith T. Robinson Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31

Date of reporting period: 07/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

THOMAS WHITE AMERICAN OPPORTUNITIES FUND

Investment Portfolio July 31, 2004 (unaudited)
Industry Issue		Shares	Value

Common Stocks (98.4%)
Aerospace (1.8%)
Curtiss Wright		1,800	96,750
L-3 Communications		2,200	134,530
Moog Inc Class A		2,100	76,377
			307,657

Banking (7.8%)
Bank of Hawaii		3,900	175,227
Banner Corp		3,300	89,958
Columbia Banking System		4,200	91,434
Commerce Bancorp		1,150	57,891
Golden West Financial		2,050	219,165
Hudson City Bancorp		2,100	72,786
M&T Bank Corp		1,800	167,814
North Fork Bancorp		4,050	158,153
TCF Financial		3,200	193,280
Zions Bancorp		1,400	84,700
			1,310,408

Building (2.9%)
American Woodmark		2,000	113,820
Centex		2,800	118,776
D R Horton		6,675	184,430
KB Home		1,050	67,253
			484,279

Capital Goods (1.5%)
Graco Inc		5,062	159,352
Paccar Inc		1,566	93,897
			253,249

Chemicals (2.1%)
Airgas Inc		5,200	113,100
Albemarle Corp		2,150	66,220
Sherwin Williams		4,300	173,634
			352,954

Communications (1.4%)
Centurytel Inc		1,850	57,331
Telephone And Data Systems		2,250	170,775
			228,106

Consumer Durables (3.8%)
Autoliv Inc		2,300	96,807
Brunswick Corp		3,800	148,314
Carlisle Companies Inc		2,100	133,329
Johnson Controls		1,800	101,610
Mohawk Industries, Inc.		1,000	73,540
Polaris Industries		1,900	90,820
			644,420

Consumer Retail (5.2%)
Abercrombie & Fitch		2,800	$103,264
Am Eagle Outfitters		1,400	45,878
Fossil Inc		5,827	140,955
Kenneth Cole Prod		4,250	136,383
Liz Claiborne		2,700	97,713
Office Depot		7,700	126,280
Pacific Sunwear		4,300	87,720
TJX Companies		5,700	133,779
			871,972

Consumer Staples (6.4%)
Alberto Culver		5,000	233,100
Boston Beer Company cl A		4,050	93,069
Coca-Cola Enterprises		4,000	81,600
Dean Foods Co		2,100	77,658
Helen Of Troy		3,000	94,080
Nu Skin Enterprises		4,350	118,798
Regis Corp		4,800	197,568
Scotts Co		1,350	82,350
Tyson Foods cl A		5,750	109,595
			1,087,818

Energy (6.7%)
Amerada Hess		1,000	83,350
Anadarko Petroleum		2,522	150,790
Devon Energy Corp		2,500	173,725
Helmerich & Payne		2,300	58,236
Marathon Oil Corp		5,179	195,093
Pogo Producing		2,950	130,921
Valero Energy		2,300	172,316
Varco Intl		6,750	163,148
			1,127,579

Financial Diversified (11.0%)
CIT Group		5,700	198,132
Countrywide Financial		1,999	144,128
Doral Financial		5,450	213,913
Edwards AG		1,757	57,103
Health Care Prop		2,100	52,416
Hospitality Property		4,400	175,472
Kimco Realty Corp		3,700	177,970
Knight Trading		7,050	59,995
Legg Mason		1,300	102,102
Lehman Brothers Holdings, Inc.		2,047	143,495
New Century Financial		1,550	72,927
Prologis Trust		5,000	170,200
T Rowe Price Group		3,600	166,392
Ventas Inc		4,550	116,116
			1,850,361

Forest & Paper (0.1%)
Rayonier Inc.		473	$20,803

Health Care (9.8%)
Bard CR Inc		5,600	309,120
Becton Dickinson		1,500	70,845
Bio-Rad Labs		2,050	107,420
Caremark Rx		900	27,450
Covance Inc		5,100	187,119
Davita Inc		3,000	91,110
Dentsply Intl		5,250	255,307
Humana Inc		4,700	85,117
Medicis Pharm		3,700	132,349
Mylan Labs		11,700	173,394
Omnicare Inc		3,000	84,810
Pacificare Health Systems		2,375	72,603
Zimmer Holdings Inc		800	61,048
			1,657,692

Industrial (3.0%)
American Standard		2,694	102,076
Ametek Inc		4,000	123,360
Ball Corp		1,600	115,488
Franklin Electric		1,800	68,130
Griffon		4,300	90,171
			499,225

Insurance (5.7%)
Amerus Group		3,850	148,225
Commerce Group		2,300	111,343
Delphi Financial Group A		5,400	218,970
Nationwide Financial Services		4,800	170,256
Renaissancere Holding		2,300	121,900
Torchmark Corp.		3,600	188,208
			958,902

Metals (0.8%)
Alcoa		2,400	76,872
Minerals Tech		1,100	61,457
			138,329

Services (10.5%)
Administaff, Inc.		5,400	71,820
Banta Corp		3,500	138,985
Corinthian Colleges		3,100	58,032
Courier Corp		1,387	56,867
Darden Restaurants		7,700	164,241
Fortune Brands		2,900	209,322
Geo Group Inc		2,600	47,840
Heidrick & Struggles		3,200	$84,160
Hilton Hotels		9,100	162,253
ITT Education		4,200	133,770
Knight Ridder		1,300	85,527
Lonestar Steakhouse		3,300	79,992
Manpower		2,600	113,230
Matthews Inc.		3,500	119,700
Petco Animal Supply *		2,000	59,740
Republic Service		4,300	122,980
Scp Pool		1,350	55,661
			1,764,120

Technology (14.7%)
Ameritrade Holding *		8,600	95,374
Arrow Electric		4,350	102,921
Autodesk Inc.		4,250	170,850
Caci Intl Inc. *		10,924	449,086
Computer Sciences		3,550	167,738
Efunds Corp *		8,600	140,696
Fiserv Corp *		1,700	58,242
Harris Corp		3,764	178,714
Jabil Circuit		6,150	133,763
Lexmark Intl Group *		1,000	88,500
Linear Technology Corp		3,400	132,940
LSI Logic Corp		11,150	56,754
Storage Technology *		3,800	94,810
Symantec Corp *		8,788	410,926
Varian Inc. *		1,900	72,010
Zebra Tech Class A *		1,500	123,945
			2,477,269

Transportation (1.1%)
Arkansas Best Corp		1,800	62,946
Expressjet Holdings *		2,600	28,340
Union Pacific Cp		800	45,072
Yellow Roadway Corp *		1,650	71,791
			208,149

Utilities (2.1%)
Centerpoint Energy		12,600	146,286
Nstar		1,300	60,840
Public Servic Enter		1,300	50,700
Wisconsin Energy		3,100	99,665
			357,491

Total Common Stocks			16,940,286

Short-Term Obligations (1.7%)
		Principal Amount
American Family Variable Demand Note
1.3%, due 4/05/05		$24,961	$24,961
Wisconsin Corporate Central Credit Union Variable Demand Note
1.4%, due 2/10/05		275,397	275,397
	Total Short-Term Obligations		300,358

Total Investments:	100.1%		16,901,141
Other Assets, Less Liabilities:	(0.1)%		(22,517)
Total Net Assets:	100.0%		$16,878,624

* Non-Income Producing Securities

THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio July 31, 2004 (unaudited)
Country	Issue	Industry	Shares	Value

COMMON STOCKS:	95.7%
AUSTRALIA:	4.6%

	Boral Limited	Building	29,700	$150,986
	National Australia Bank ADR	Banking	2,900	273,122
	National Australia Bank Ltd	Banking	5,121	95,768
	News Corp Ltd ADR	Services	16,500	559,350
	Rio Tinto Plc ADR	Metals	7,300	765,551
	Telstra Corp Ltd	Communications	60,800	210,180
				2,054,957

BELGIUM:	3.3%

	Colruyt NN	Consumer Retail	2,650	342,810
	Dexia	Banking	46,100	769,280
	Groupe Bruxelles Lambert SA	Financial Div.	5,900	365,303
				1,477,393

BRAZIL:	1.4%

	Brasil Telecom Part	Communications	1,360	40,800
	Petroleo Brasileir	Energy	17,990	462,163
	Tele Norte Leste Pref	Communications	6,800,000	89,080
	Telemig Celular Pref	Communications	6,800,000	9,520
	Telesp Celular Pref	Communications	6,800,000	17,680
				619,243

CANADA:	3.8%

	CI Fund Management	Financial Div.	11,050	135,360
	Domtar Inc	Forest & Paper	16,900	219,080
	Enbridge Inc	Energy	3,800	143,529
	Encana Corp	Energy	12,700	563,819
	Manitoba Telecom	Communications	5,000	168,989
	Royal Bank Of Canada	Banking	9,800	452,737
				1,683,514

CHILE:	0.3%

	Cia Cervecerias Unidas ADR	Consumer Staple	6,300	130,851

CHINA:	1.5%

	Petrochina Co Ltd ADR	Energy	13,200	659,208

DENMARK:	0.6%

	Danisco	Consumer Staple	4,900	248,793

FRANCE:	10.2%

	Assur Gen France	Insurance	6,600	388,807
	Aventis SA	Health Care	8,300	643,624
	Bouygues	Financial Div.	10,200	$342,504
	Carrefour	Consumer Retail	3,300	157,229
	Christian Dior	Consumer Staple	5,350	324,818
	Peugeot Sa	Consumer Durables	7,300	420,829
	Saint-Gobain	Industrial	5,900	287,987
	Societie Generale	Banking	9,550	783,037
	Total SA	Energy	3,733	723,914
	Veolia Environnement	Utilities	10,300	274,411
	Vinci S.A.	Building	2,050	208,383
				4,555,543

GERMANY:	6.5%

	Daimlerchrysler	Consumer Durables	7,000	312,224
	Deutsche Post Ag	Services	14,500	290,776
	Deutsche Telekom N	Communications	14,000	233,957
	E. On Ag	Utilities	6,800	482,342
	Fresenius Ag Pfd	Health Care	3,200	237,372
	Infineon Tech	Technology	12,900	141,131
	Schering Ag	Health Care	15,300	858,468
	Thyssen Krupp	Industrial	19,500	346,733
				2,903,003

GREECE:	0.4%

	Hellenic Telecommunication Organization	Communications	13,500	164,250

HONG KONG:	2.0%

	BOC Hong Kong Holdings #	Banking	65,000	111,248
	Hang Lung Group	Financial Div.	128,000	182,976
	Jardine Matheson	Industrial	18,600	226,920
	Sinopec Shanghai Pet	Energy	486,000	172,870
	Wharf Holdings	Financial Div.	68,000	209,229
				903,243

IRELAND:	1.7%

	Allied Irish Banks Plc	Banking	20,000	307,534
	Irish Life & Permanent Plc	Insurance	30,200	458,203
				765,737

ITALY:	2.9%

	Eni SPA	Energy	19,100	392,711
	Telecom Italia SPA	Communications	210,000	622,335
	Unicredito Italian SPA	Banking	54,800	262,213
				1,118,638

JAPAN:	21.0%

	Ajinomoto Co	Consumer Staple	27,000	$314,264
	Dai Nippon Printing	Services	12,000	170,088
	Daiichi Pharmaceutical	Health Care	10,100	185,641
	Eisai Co	Health Care	8,000	235,125
	Fast Retailing Co	Consumer Retail	4,400	310,444
	Fuji Photo Film	Services	5,000	150,099
	Fujisawa Pharmaceutical	Health Care	19,000	461,081
	Fujitsu	Technology	42,000	260,467
	Kaneka Corp	Chemicals	32,000	280,710
	Kao Corp	Consumer Staple	18,000	446,521
	Matsushita E Industries	Technology	19,000	253,424
	Mitsubishi Tokyo Fin	Banking	35	313,635
	Mitsui Fudosan	Financial Div.	20,000	222,540
	Mitsui Sumitomo Insurance	Insurance	61,000	564,708
	Nishimatsu Construction	Building	55,000	169,059
	Nissan Motor Company	Consumer Durables	37,000	399,730
	Nomura Holdings	Financial Div.	17,000	233,470
	NTT	Communications	127	633,516
	Pioneer Electric	Technology	9,900	214,443
	Sankyo Co	Health Care	18,000	389,088
	Sankyo Co Gunma	Services	7,500	283,121
	Seiko Epson	Technology	4,300	168,506
	Showa Shell Sekiyu	Energy	34,000	308,033
	Sumitomo Mitsui Financial	Banking	110	663,401
	Tanabe Seiyaku Co	Health Care	26,000	215,925
	Toyota Motor	Consumer Durables	10,000	402,660
	Yamada Denki	Consumer Retail	23,200	802,804
	Yamaha Corp	Services	7,500	113,922
	Yamanouchi	Health Care	6,000	206,003
				9,372,428

MEXICO:	2.2%

	America Movil ADR Ser L	Communications	10,600	378,738
	Cemex SA ADR	Building	9,623	271,176
	Telefonos de Mexico Sp ADR L	Communications	11,100	342,768
				992,682

NETHERLANDS:	8.5%

	Abn Amro Holdings	Banking	45,400	949,727
	Akzo Nobel	Chemicals	19,100	629,643
	ING Groep NV	Insurance	34,844	807,660
	KON KPN	Communications	59,000	435,526
	OCE N.V.	Technology	30,000	451,563
	Philips Electronics	Industrial	20,476	495,792
				3,769,911

NEW ZEALAND:	0.8%

	Telecom New Zealand ADR	Communications	10,900	339,317

SOUTH AFRICA:	1.3%

	Anglo American	Industrial	11,900	253,976
	Tiger Brands Ltd	Consumer Staple	23,000	324,302
				578,278

SOUTH KOREA:	3.8%

	Korea Electric Power Corp Sp ADR	Utilities	35,900	332,793
	Posco ADR	Metals	8,800	319,264
	Samsung Electronics	Technology	2,285	814,050
	Woori Finance	Banking	42,200	238,308
				1,704,415

SPAIN:	1.7%

	Antena 3 Televison	Communications	43	2,269
	Repsol YPF SA	Energy	36,700	778,319
				780,588

SWEDEN:	2.7%

	Electrolux AB- B Shares	Consumer Durables	11,200	195,437
	Foreningssparbanken AB	Banking	17,550	315,384
	Modern Times Group B shares	Services	6,000	101,182
	Nordea AB	Banking	18,800	127,915
	Sandvik AB	Capital Goods	13,200	452,937
				1,192,855

SWITZERLAND:	2.1%

	Credit Suisse Group	Banking	28,650	918,132

TAIWAN:	0.2%

	Taiwan Semiconductor	Technology	72,103	90,612

THAILAND:	0.3%

	Ayudhya Inv & Trust *	Banking	205,900	33,891
	Bank Of Ayudhya *	Banking	401,000	111,638
				145,529

UNITED KINGDOM:	11.9%

	Allied Domecq Plc	Consumer Staple	65,400	529,465
	Associated British Foods Plc	Consumer Staple	20,000	229,230
	Barclays Plc	Banking	28,400	237,671
	British American Tobacco Plc	Consumer Staple	58,800	894,307
	BT Group Plc	Communications	156,900	538,779
	Bunzl Plc	Forest & Paper	29,000	232,142
	Firstgroup Plc	Transportation	44,500	230,933
	Hays Plc	Services	62,000	137,609
	Imperial Chemical Industries Plc	Chemicals	65,600	270,915
	Imperial Tobacco Plc	Consumer Staple	37,500	815,955
	Shire Pharmaceuticals	Health Care	73,700	645,605
	Wimpey (George) Plc	Building	29,000	195,341
	WPP Group Plc	Services	36,900	341,366
				5,299,318

Total Common Stocks				42,627,059

SHORT TERM OBLIGATIONS:	21.7%
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit 0.50%, due 08/01/04		$1,966,055	1,966,055

HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		7,703,836	7,703,836
Total Short Term Obligations				9,669,891

Total Investments	117.2%			52,296,950
Other Assets, Less Liabilities:	(17.2)%			(7,690,759)
Total Net Assets:	100.0%			$44,606,191

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ASSET MANAGEMENT TRUST
By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	September 29, 2004

By:	/s/ David M. Sullivan II
David M. Sullivan II
Treasurer (Principal Financial Officer)

Date:	September 29, 2004